INVESTMENTS IN ASSOCIATES - Additional disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Gain on disposal of investment	$ 662	$ 0	$ 0
Total for all associates
Disclosure of associates [line items]
Capital commitments	$ 0	$ 0
CTW Beta Co., Ltd. | Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )
Disclosure of associates [line items]
Number of shares in entity held by entity or by its subsidiaries or associates	9,825
Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )
Disclosure of associates [line items]
Number of shares disposed accounted using equity method	6,333